Other current liabilities	12 Months Ended
Dec. 31, 2018
Miscellaneous current liabilities [abstract]
Disclosure of other current liabilities [text block]
19	Other current liabilities

Other current liabilities include the following:

	As of December 31
in 000€	2018	2017	2016
Payroll-related liabilities	10,111	9,274	7,873
Non-income tax payables	2,175	2,063	694
Accrued charges	789	769	946
Advances received	713	870	581
Other current liabilities	1,554	520	53
Total	15,342	13,496	10,147

The other current liabilities as per December 31, 2018 include an amount of K€450 (2017: K€257; 2016: K€0) payable in connection with the CENAT business combination (see also Note 4 and Note 16), and a payable for the amount of K€845 (2017: K€0; 2016: K€0) in connection with the written-put options RapidFit+ (see also Note 13 and Note 16).

The non-income tax payables mainly relate to VAT payables and payroll taxes.